Shareholders' Equity (Details) - USD ($)		12 Months Ended
	Apr. 04, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Shareholders’ Equity [Line Items]
Shares issued (in Shares)		11,250,000	11,250,000
Shares outstanding (in Shares)		11,250,000	11,250,000
Shares par value per share (in Dollars per share)		$ 0.002	$ 0.002
Gross proceeds	$ 1,700,000
Net proceeds	5,000,000
Payment of underwriting expenses	900,000
Additional paid-in capital	$ 3,300,000
After tax profits percentage		10.00%
Registered capital percentage		50.00%
Statutory reserve		$ 1,049,119	$ 1,049,119
PRC Subsidiaries [Member]
Shareholders’ Equity [Line Items]
Appropriations to statutory reserves		$ 0	$ 0
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)	1,250,000
Shares par value per share (in Dollars per share)	$ 0.002
Offering price per share (in Dollars per share)	$ 4
Gross proceeds	$ 5,000,000
Net proceeds	4,200,000
Underwriting discounts	$ 1,700,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)					10,000,000
Shares outstanding (in Shares)		11,250,000	11,250,000	11,250,000	10,000,000
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
Appropriations to statutory reserves				$ 19,975